Net Loss Attributable to Common Stockholders Per Share (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Shares underlying warrants outstanding [Member]
Antidilutive securities excluded from computation of earnings per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	1,064,616	1,064,616	1,064,616	1,064,616
Shares underlying options outstanding [Member]
Antidilutive securities excluded from computation of earnings per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	247,952	127,500	247,952	127,500
Unvested restricted stock [Member]
Antidilutive securities excluded from computation of earnings per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	74,669	20,310	74,669	20,310